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                                 UAM Funds, Inc.

                      Funds for the Informed Investor/sm/

                      Acadian Emerging Markets Portfolio
                          Institutional Class Shares

                         Supplement dated May 7, 2002
                   to the Prospectus dated February 28, 2002

On page 7 of the prospectus, the following disclosure replaces the information in the section titled "Investing with the UAM Funds--Buying Shares--Minimum Investments":

Minimum Investments

You can open an account with the fund with a minimum initial investment of $2,500. You can buy additional shares for as little as $1,000.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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